Intangible assets, net	12 Months Ended
Dec. 31, 2011
Intangible assets, net

16 Intangible assets, net

The following table summarizes intangible assets, net:

	As of December 31,
	2010	2011
	$	$
Cost
Technology	2,559,208	2,559,208
Customer base	171,523	171,523
Licenses	525,671	525,671
Partnership and non-compete agreements	7,451,997	7,413,817
Domain names	82,347	82,347
VAS Short Codes licensed to PT Linktone	7,062,653	7,062,653
Software	183,064	353,202

	18,036,463	18,168,421

Accumulated amortization
Technology	(1,944,327)	(2,099,345)
Customer base	(99,761)	(171,522)
Licenses	(523,714)	(525,671)
Partnership and non-compete agreements	(3,659,766)	(5,144,731)
Domain names	(82,347)	(82,347)
VAS Short Codes licensed to PT Linktone	(88,789)	(371,295)
Software	(91,532)	(247,602)

	(6,490,236)	(8,642,513)

Acquired intangible assets, net	11,546,227	9,525,908

The weighted average amortization period for intangible assets with definite lives by major categories are as followed:

Technology	3.6 years
Customer base	1.8 years
Licenses	2.0 years
Partnership and non-compete agreements	3.0 years
Domain names	4.0 years
VAS Short Codes licensed to PT Linktone	25.0 years
Software	5.3 years

During the years ended December 31, 2009, 2010 and 2011, the aggregate amortization charges amounted to $65,199, $1,550,691 and $2,152,750 respectively.

The estimated amortization expense for each of the succeeding five years is as follows:

$
2012	1,984,528
2013	1,061,574
2014	631,406
2015	300,076
2016	300,076

4,277,660